Exhibit 99.1

World Omni Auto Receivables Trust 2021-C
Monthly Servicer Certificate
February 28, 2023

Dates Covered
Collections Period	02/01/23 - 02/28/23
Interest Accrual Period	02/15/23 - 03/14/23
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/23	570,132,059.75	30,592
Yield Supplement Overcollateralization Amount 01/31/23	12,094,113.17	0
Receivables Balance 01/31/23	582,226,172.92	30,592
Principal Payments	19,960,655.49	1,153
Defaulted Receivables	575,478.99	26
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/23	11,416,630.61	0
Pool Balance at 02/28/23	550,273,407.83	29,413

Pool Statistics	$ Amount	# of Accounts
Pool Factor	46.69%
Prepayment ABS Speed	1.08%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	6,555,458.86	302
Past Due 61-90 days	1,954,464.50	78
Past Due 91-120 days	340,069.50	16
Past Due 121+ days	0.00	0
Total	8,849,992.86	396

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.58%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.41%
Delinquency Trigger Occurred	NO

Recoveries	350,852.57
Aggregate Net Losses/(Gains) - February 2023	224,626.42
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.46%
Prior Net Losses/(Gains) Ratio	0.48%
Second Prior Net Losses/(Gains) Ratio	0.45%
Third Prior Net Losses Ratio/(Gains)	0.40%
Four Month Average	0.45%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.32%

Overcollateralization Target Amount	6,328,144.19
Actual Overcollateralization	6,328,144.19
Weighted Average Contract Rate	3.83%
Weighted Average Contract Rate, Yield Adjusted	5.13%
Weighted Average Remaining Term	44.88

Flow of Funds	$ Amount
Collections	22,091,596.04
Investment Earnings on Cash Accounts	13,002.78
Servicing Fee	(485,188.48)
Transfer to Collection Account	-
Available Funds	21,619,410.34

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	199,337.18
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	13,302,133.23
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,328,144.19
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,749,730.24

Total Distributions of Available Funds	21,619,410.34

Servicing Fee	485,188.48
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 02/15/23	563,575,541.06
Principal Paid	19,630,277.42
Note Balance @ 03/15/23	543,945,263.64

Class A-1
Note Balance @ 02/15/23	0.00
Principal Paid	0.00
Note Balance @ 03/15/23	0.00
Note Factor @ 03/15/23	0.0000000%

Class A-2
Note Balance @ 02/15/23	25,695,541.06
Principal Paid	19,630,277.42
Note Balance @ 03/15/23	6,065,263.64
Note Factor @ 03/15/23	1.5753522%

Class A-3
Note Balance @ 02/15/23	385,010,000.00
Principal Paid	0.00
Note Balance @ 03/15/23	385,010,000.00
Note Factor @ 03/15/23	100.0000000%

Class A-4
Note Balance @ 02/15/23	100,230,000.00
Principal Paid	0.00
Note Balance @ 03/15/23	100,230,000.00
Note Factor @ 03/15/23	100.0000000%

Class B
Note Balance @ 02/15/23	35,090,000.00
Principal Paid	0.00
Note Balance @ 03/15/23	35,090,000.00
Note Factor @ 03/15/23	100.0000000%

Class C
Note Balance @ 02/15/23	17,550,000.00
Principal Paid	0.00
Note Balance @ 03/15/23	17,550,000.00
Note Factor @ 03/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	239,402.68
Total Principal Paid	19,630,277.42
Total Paid	19,869,680.10

Class A-1
Coupon	0.11273%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.22000%
Interest Paid	4,710.85
Principal Paid	19,630,277.42
Total Paid to A-2 Holders	19,634,988.27

Class A-3
Coupon	0.44000%
Interest Paid	141,170.33
Principal Paid	0.00
Total Paid to A-3 Holders	141,170.33

Class A-4
Coupon	0.64000%
Interest Paid	53,456.00
Principal Paid	0.00
Total Paid to A-4 Holders	53,456.00

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	0.00
Total Paid to B Holders	24,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	0.00
Total Paid to C Holders	15,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2051630
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.8227317
Total Distribution Amount	17.0278947

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0122357
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	50.9864092
Total A-2 Distribution Amount	50.9986449

A-3 Interest Distribution Amount	0.3666667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3666667

A-4 Interest Distribution Amount	0.5333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5333333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	677.63
Noteholders' Principal Distributable Amount	322.37

Account Balances	$ Amount
Reserve Account
Balance as of 02/15/23	2,924,574.03
Investment Earnings	9,972.75
Investment Earnings Paid	(9,972.75)
Deposit/(Withdrawal)	-
Balance as of 03/15/23	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,732,631.92	$3,515,388.33	$4,992,925.72
Number of Extensions	105	145	208
Ratio of extensions to Beginning of Period Receivables Balance	0.47%	0.58%	0.79%